Provisions - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions
Balance at the beginning of the year	$ 466	$ 1,373
Removal of discontinued UK and Europe operations		(946)
Additional provisions	128	188
Unused amounts released	(13)	(7)
Utilisation during the year	(241)	(154)
Exchange differences	10	12
Balance at the end of the year	$ 350	$ 466